IFRS 9 Impairment (Detail: Text Values) - EUR (€)	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Focus areas in second quarter 2023
Potential Incremental Net Provisions Over Multiple Years As A Result Of Stress Testing	€ 500,000,000			€ 500,000,000
Overlays applied to the IFRS 9 model output [Abstract]
Overlays related to new definition of default	89,000,000			89,000,000		€ 84,000,000
IFRS 9 expected credit losses [Abstract]
IFRS9 provision for credit credit losses	476,000,000	€ 439,000,000	€ 401,000,000	915,000,000	€ 772,000,000
Increase of Stage 1 and Stage 2 provisions for credit losses	35,000,000
Increase of Stage 3 provisions for credit losses	€ 441,000,000	€ 471,000,000
Credit loss provisions in business divisions [Abstract]
Credit loss provisions in CB				198,000,000
Credit loss provisions in IB				313,000,000
Credit loss provisions in PB				€ 367,000,000
Change in credit loss provision of pertaining to Private Bank, in percent				0.11
Change in credit loss provision of pertaining to Corporate Bank, in percent				0.09